Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 179,706	$ 203,104
Restricted cash	25,794	24,175
Accounts receivable, net	36,499	40,322
Inventories	17,617	18,004
Prepaid expenses and other current assets	36,826	37,873
Income taxes receivable	5,185	5,185
Total current assets	301,627	328,663
Property and equipment, net	2,512,713	2,539,786
Other assets, net	79,567	81,128
Intangible assets, net	842,317	842,946
Goodwill, net	888,224	888,224
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	5,183	5,183
Total assets	4,629,631	4,685,930
Current liabilities
Accounts payable	75,816	106,323
Long-term Debt, Current Maturities	23,981	23,981
Accrued liabilities	280,076	255,146
Deferred income taxes and income taxes payable, current	1,842	21
Total current liabilities	381,715	385,471
Long-term debt, net of current maturities and debt issuance costs	2,969,223	3,051,899
Deferred income taxes	94,381	86,657
Other long-term tax liabilities	3,494	3,447
Other liabilities	63,256	61,229
Commitments and contingencies (Notes 3, 8 and 9)
Stockholders' equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized	0	0
Common stock, $0.01 par value, 200,000,000 shares authorized; 112,651,223 and 112,634,418 shares outstanding	1,126	1,126
Additional paid-in capital	917,393	931,858
Retained earnings	199,877	164,425
Accumulated other comprehensive loss	(834)	(182)
Total stockholders' equity	1,117,562	1,097,227
Total liabilities and stockholders' equity	$ 4,629,631	$ 4,685,930